UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill Emerging Markets Fund
(Class A: SBHEX)
(Class I: SBEMX)

Segall Bryant & Hamill International Small Cap Fund
(Class A: SBHSX)
(Class I: SBSIX)

SEMI-ANNUAL REPORT
April 30, 2017

Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund
Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill Emerging Markets Fund
Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Segall Bryant & Hamill International Small Cap Fund
Schedule of Investments	18
Statement of Assets and Liabilities	32
Statement of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements	37
Expense Example	48

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	BRAZIL – 4.8%
6,000	Banco do Brasil S.A.	$62,096
24,200	Banestes S.A. Banco do Estado do Espirito Santo	26,608
4,100	Centrais Eletricas Brasileiras S.A. *	23,328
5,000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	46,000
3,000	Cielo S.A.	22,778
14,500	Cosan Ltd. - Class A	111,505
11,700	Cosan S.A. Industria e Comercio	136,791
19,100	Itau Unibanco Holding S.A. - ADR	234,930
8,431	Itausa - Investimentos Itau S.A.	26,163
517	Itausa - Investimentos Itau S.A.	1,503
37,400	JBS S.A.	121,010
20,400	QGEP Participacoes S.A.	40,876
12,600	Qualicorp S.A.	89,714
17,700	Sao Martinho S.A.	98,166
10,400	Ser Educacional S.A. [1]	80,275
12,900	Vale S.A. - ADR	110,682
		1,232,425
	CHILE – 1.4%
11,305	Cencosud S.A.	32,202
5,400	Enel Americas S.A. - ADR	53,514
407,104	Enel Chile S.A.	44,919
2,100	Enel Generacion Chile S.A. - ADR	48,258
162,568	Grupo Security S.A.	57,488
2,412	Inversiones La Construccion S.A.	33,281
461,124	Masisa S.A.	29,917
34,306	Salfacorp S.A.	39,605
72,420	Socovesa S.A.	31,439
		370,623
	CHINA – 26.5%
560,000	Agricultural Bank of China Ltd. - Class H	258,459
4,200	Alibaba Group Holding Ltd. - ADR *	485,100
9,000	Anhui Conch Cement Co., Ltd. - Class H	31,530
90,000	AVIC International Holdings Ltd. - Class H	47,670
35,000	BAIC Motor Corp. Ltd. - Class H [1]	33,702
200	Baidu, Inc. - ADR *	36,046
465,000	Bank of China Ltd. - Class H	225,374
212,000	Bank of Communications Co., Ltd. - Class H	163,257
48,000	Baoye Group Co., Ltd. - Class H	35,421
664,000	Bosideng International Holdings Ltd.	53,780
58,000	Boyaa Interactive International Ltd. *	29,602
39,000	BYD Electronic International Co., Ltd.	59,565
139,000	Central China Real Estate Ltd.	33,953
35,000	Chaowei Power Holdings Ltd.	22,273

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
130,000	China Aoyuan Property Group Ltd.	$40,111
163,000	China Cinda Asset Management Co., Ltd. - Class H	62,028
218,000	China CITIC Bank Corp. Ltd. - Class H	138,170
216,000	China Communications Services Corp. Ltd. - Class H	123,018
469,000	China Construction Bank Corp. - Class H	381,066
15,000	China Hongqiao Group Ltd.	13,617
58,000	China Lesso Group Holdings Ltd.	46,231
68,000	China Lumena New Materials Corp. * 2	—
6,000	China Metal Recycling Holdings Ltd. * 2	—
20,500	China Mobile Ltd.	218,615
184,000	China Petroleum & Chemical Corp. - Class H	149,028
47,500	China Shenhua Energy Co., Ltd. - Class H	110,775
44,000	China Shineway Pharmaceutical Group Ltd.	53,229
57,000	China Singyes Solar Technologies Holdings Ltd.	26,674
229,000	China Suntien Green Energy Corp. Ltd. - Class H	48,577
108,000	China Telecom Corp. Ltd. - Class H	52,762
132,000	China Water Affairs Group Ltd.	88,244
63,500	China Yongda Automobiles Services Holdings Ltd.	59,023
2,400	China Yuchai International Ltd.	46,560
60,000	China ZhengTong Auto Services Holdings Ltd.	33,015
63,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	43,332
96,000	CIFI Holdings Group Co., Ltd.	34,681
750,000	Concord New Energy Group Ltd.	35,676
24,000	CSPC Pharmaceutical Group Ltd.	33,323
65,000	Geely Automobile Holdings Ltd.	87,743
110,000	Great Wall Motor Co., Ltd. - Class H	119,356
16,800	Guangzhou R&F Properties Co., Ltd. - Class H	28,294
185,000	Harbin Bank Co., Ltd. - Class H [1]	54,703
30,000	HC International, Inc. *	26,535
24,000	Hisense Kelon Electrical Holdings Co., Ltd. - Class H	33,570
44,000	Hua Hong Semiconductor Ltd. [1]	62,450
94,000	Huaneng Renewables Corp. Ltd. - Class H	32,871
84,000	Huishang Bank Corp. Ltd. - Class H	39,741
578,000	Industrial & Commercial Bank of China Ltd. - Class H	377,486
122,000	Ju Teng International Holdings Ltd.	45,171
22,000	Kingboard Chemical Holdings Ltd.	79,335
73,000	Kingboard Laminates Holdings Ltd.	88,031
33,000	Lee & Man Paper Manufacturing Ltd.	25,879
24,000	Longfor Properties Co., Ltd.	41,592
1,200	NetEase, Inc. - ADR	318,468
39,000	Nexteer Automotive Group Ltd.	60,768
30,000	Nine Dragons Paper Holdings Ltd.	32,397
12,000	Shanghai Industrial Holdings Ltd.	37,951
138,000	Shanghai Prime Machinery Co., Ltd. - Class H	26,612

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
37,000	Shimao Property Holdings Ltd.	$59,460
259,000	Sihuan Pharmaceutical Holdings Group Ltd.	115,209
68,500	Sino-Ocean Group Holding Ltd.	33,464
66,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	36,910
36,000	Skyworth Digital Holdings Ltd.	20,919
180,500	Sun Art Retail Group Ltd.	186,106
28,400	Tencent Holdings Ltd.	888,687
22,000	Texhong Textile Group Ltd.	26,671
42,000	Tianneng Power International Ltd.	36,771
210,000	TPV Technology Ltd.	57,235
16,000	Weichai Power Co., Ltd. - Class H	25,959
34,000	Weiqiao Textile Co. - Class H	24,429
194,000	Welling Holding Ltd.	43,647
78,000	Xingda International Holdings Ltd.	31,287
218,000	Xinyi Solar Holdings Ltd. *	68,104
40,000	Yanzhou Coal Mining Co., Ltd. - Class H	34,609
94,000	Yuzhou Properties Co., Ltd.	42,901
600	YY, Inc. - ADR *	29,382
59,000	Zhongsheng Group Holdings Ltd.	83,284
		6,817,474
	COLOMBIA – 0.4%
5,576	Bancolombia S.A.	51,249
37,071	Celsia S.A. ESP	56,451
		107,700
	CZECH REPUBLIC – 0.1%
3,196	O2 Czech Republic A.S.	37,732

	EGYPT – 0.3%
8,826	ElSewedy Electric Co.	39,040
78,670	Global Telecom Holding SAE *	30,683
		69,723
	GREECE – 0.4%
2,693	Bank of Greece	33,765
2,307	Motor Oil Hellas Corinth Refineries S.A.	39,129
4,716	Mytilineos Holdings S.A. *	35,498
		108,392
	HUNGARY – 0.1%
458	MOL Hungarian Oil & Gas PLC	34,488

	INDIA – 9.1%
12,623	Apollo Tyres Ltd.	47,878
10,427	Balmer Lawrie & Co., Ltd.	38,228
43,264	Balrampur Chini Mills Ltd.	109,118

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
4,727	Bharat Petroleum Corp. Ltd.	$52,851
5,165	Bharti Infratel Ltd.	28,479
6,773	Cairn India Ltd.	30,043
8,313	DCM Shriram Ltd.	45,836
20,786	Edelweiss Financial Services Ltd.	54,170
7,188	Eros International Media Ltd. *	24,174
1,028	GAIL India Ltd. - GDR	39,784
1,796	Goodyear India Ltd.	24,733
17,776	HCL Technologies Ltd.	224,956
14,858	Hindalco Industries Ltd.	46,043
4,583	Hindustan Petroleum Corp. Ltd.	38,196
2,900	Indiabulls Housing Finance Ltd.	45,844
6,326	Indiabulls Housing Finance Ltd. - GDR	100,003
6,184	Indian Bank	30,675
4,276	Indian Oil Corp. Ltd.	29,250
49,961	Jain Irrigation Systems Ltd. - EDR *	43,491
10,306	JB Chemicals & Pharmaceuticals Ltd.	52,812
20,947	Jindal Saw Ltd.	26,326
19,737	JK Tyre & Industries Ltd.	50,869
20,329	JM Financial Ltd.	36,515
12,647	JSW Steel Ltd.	39,123
3,215	Jubilant Life Sciences Ltd.	38,560
53,874	Manappuram Finance Ltd.	78,261
15,479	Mangalore Refinery & Petrochemicals Ltd. *	32,147
10,231	Mphasis Ltd.	85,285
31	MRF Ltd.	32,725
4,520	NIIT Technologies Ltd.	32,240
13,199	NTPC Ltd.	33,752
11,670	Oil & Natural Gas Corp. Ltd.	33,842
823	Piramal Enterprises Ltd.	31,937
31,954	Power Finance Corp. Ltd.	79,475
40,845	Punjab & Sind Bank	40,794
28,000	Rural Electrification Corp. Ltd.	88,161
25,252	Tata Coffee Ltd.	49,479
16,135	Tata Global Beverages Ltd.	38,400
24,196	Tata Power Co., Ltd.	31,707
7,389	Tata Steel Ltd. - GDR	51,132
6,745	Tech Mahindra Ltd.	43,717
37,994	Trident Ltd.	49,168
30,821	Triveni Engineering & Industries Ltd. *	45,036
1,859	Vardhman Textiles Ltd.	37,522
8,500	Vedanta Ltd. - ADR	129,200
		2,341,937

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDONESIA – 2.6%
372,500	Adaro Energy Tbk P.T.	$49,605
29,700	Adira Dinamika Multi Finance Tbk P.T.	14,539
1,539,500	Bank Maybank Indonesia Tbk P.T.	39,270
83,600	Bank Negara Indonesia Persero Tbk P.T.	39,984
1,107,900	Bank Pembangunan Daerah Jawa Timur Tbk P.T.	56,937
267,800	Bank Tabungan Negara Persero Tbk P.T.	46,211
445,200	Gajah Tunggal Tbk P.T. *	34,570
347,300	Indah Kiat Pulp & Paper Corp. Tbk P.T.	54,196
61,200	Indofood Sukses Makmur Tbk P.T.	38,454
71,500	Indosat Tbk P.T. *	38,488
351,100	Japfa Comfeed Indonesia Tbk P.T.	38,590
666,800	Salim Ivomas Pratama Tbk P.T.	31,767
404,300	Selamat Sempurna Tbk P.T.	37,005
2,700	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	88,425
338,500	Tunas Baru Lampung Tbk P.T.	32,253
13,700	United Tractors Tbk P.T.	27,649
		667,943
	MALAYSIA – 2.7%
17,400	AEON Credit Service M Bhd	65,495
59,800	AFFIN Holdings Bhd	40,363
69,200	AirAsia Bhd	53,402
297,500	AirAsia X Bhd *	30,840
29,800	AMMB Holdings Bhd	37,619
71,600	CIMB Group Holdings Bhd	94,675
16,100	Genting Bhd	36,495
76,000	Hap Seng Plantations Holdings Bhd	45,344
15,200	Heineken Malaysia Bhd	61,416
50,300	Matrix Concepts Holdings Bhd	30,011
23,400	Maxis Bhd	34,391
40,200	Padini Holdings Bhd	29,634
27,400	Petronas Chemicals Group Bhd	46,077
23,100	Tenaga Nasional Bhd	74,180
36,800	UOA Development Bhd	22,719
		702,661
	MEXICO – 3.4%
5,400	America Movil S.A.B. de C.V. - ADR	83,106
9,600	Arca Continental S.A.B. de C.V.	70,817
31,900	Genomma Lab Internacional S.A.B. de C.V. - Class B *	40,245
12,400	Grupo Financiero Banorte S.A.B. de C.V. - Class O	71,764
12,900	Grupo Industrial Saltillo S.A.B. de C.V.	25,896
29,800	Grupo Mexico S.A.B. de C.V.	87,649
24,100	Industrias Bachoco S.A.B. de C.V.	107,562
6,600	Industrias CH S.A.B. de C.V. *	35,476

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
20,602	Mexichem S.A.B. de C.V.	$56,415
67,100	Nemak S.A.B. de C.V. [1]	70,931
64,200	OHL Mexico S.A.B. de C.V.	78,846
21,500	Prologis Property Mexico S.A. de C.V. - REIT	36,512
19,060	Rassini S.A.B. de C.V. - Class A	43,789
10,300	Vitro S.A.B. de C.V.	39,503
16,900	Wal-Mart de Mexico S.A.B. de C.V.	38,154
		886,665
	PERU – 0.1%
61,923	Ferreycorp S.A.A.	35,698

	PHILIPPINES – 1.0%
250,900	8990 Holdings, Inc.	34,949
16,750	Cebu Air, Inc.	36,205
109,400	DMCI Holdings, Inc.	28,152
228,900	Energy Development Corp.	27,633
700	PLDT, Inc. - ADR	24,857
15,890	San Miguel Corp.	34,983
6,150	San Miguel Pure Foods Co., Inc.	36,926
19,010	Union Bank of the Philippines	30,360
		254,065
	POLAND – 1.2%
852	ING Bank Slaski S.A.	39,336
1,834	Jastrzebska Spolka Weglowa S.A. *	37,018
1,219	KGHM Polska Miedz S.A.	38,683
2,767	Polski Koncern Naftowy ORLEN S.A.	82,742
24,043	Polskie Gornictwo Naftowe i Gazownictwo S.A.	41,030
3,692	Powszechny Zaklad Ubezpieczen S.A.	40,735
2,870	Warsaw Stock Exchange	33,589
		313,133
	QATAR – 0.9%
3,084	Barwa Real Estate Co.	28,796
2,450	Ooredoo QSC	69,841
6,918	Qatar Gas Transport Co., Ltd.	37,807
3,145	Qatar Industrial Manufacturing Co. QSC	37,528
7,971	Salam International Investment Ltd. QSC	22,985
4,860	United Development Co. QSC	25,613
		222,570
	RUSSIA – 3.8%
15,300	Aeroflot PJSC *	47,234
23,300	Alrosa PJSC	40,155
26,910	Gazprom Neft PJSC	94,705
30,540	Gazprom PJSC - ADR	145,065

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	RUSSIA (Continued)
893,000	Inter RAO UES PJSC	$63,529
3,699	Lukoil PJSC - ADR	183,711
5,400	Mobile TeleSystems PJSC - ADR	55,728
32,000	Protek PJSC	56,997
76,490	Sberbank of Russia PJSC	221,964
4,429	Sistema PJSC FC - GDR	37,248
1,863	Sollers PJSC *	18,817
		965,153
	SOUTH AFRICA – 6.5%
3,184	Assore Ltd.	51,404
7,009	Barclays Africa Group Ltd.	77,098
4,528	Barloworld Ltd.	40,801
2,941	City Lodge Hotels Ltd.	32,729
76,473	Delta Property Fund Ltd. - REIT	50,185
27,461	Equites Property Fund Ltd. - REIT	34,769
5,299	Exxaro Resources Ltd.	45,156
2,989	Foschini Group Ltd.	35,701
12,965	Imperial Holdings Ltd.	163,947
4,317	Kumba Iron Ore Ltd. *	56,228
3,096	Liberty Holdings Ltd.	24,905
9,406	Life Healthcare Group Holdings Ltd.	20,221
239,277	Merafe Resources Ltd.	29,722
1,692	Naspers Ltd. - N Shares	321,408
9,968	Nedbank Group Ltd.	168,162
17,261	Raubex Group Ltd.	31,141
4,915	Shoprite Holdings Ltd.	77,161
11,777	Standard Bank Group Ltd.	130,744
37,847	Telkom S.A. SOC Ltd.	211,781
3,374	Tongaat Hulett Ltd.	30,486
16,090	Tsogo Sun Holdings Ltd.	30,281
		1,664,030
	SOUTH KOREA – 14.2%
4,357	Aju Capital Co., Ltd.	27,798
423	Binggrae Co., Ltd.	25,501
348	Com2uSCorp	36,699
1,308	Daesang Corp.	27,300
3,598	DGB Financial Group, Inc.	36,837
1,747	Dongbu HiTek Co., Ltd. *	32,395
375	Dongwon Industries Co., Ltd.	111,225
1,082	F&F Co., Ltd.	25,626
546	GS Holdings Corp.	28,454
466	Halla Holdings Corp.	24,817
3,025	Hana Financial Group, Inc.	104,210

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
489	Hankook Tire Co., Ltd.	$25,312
1,580	Hanwha Chemical Corp.	34,921
2,195	Hanwha Corp.	77,063
4,512	Hitejinro Holdings Co., Ltd.	44,014
2,681	Hyundai Engineering & Construction Co., Ltd.	114,388
919	Hyundai Marine & Fire Insurance Co., Ltd.	29,640
504	Hyundai Mobis Co., Ltd.	98,328
284	Hyundai Motor Co.	35,940
825	Hyundai Steel Co.	39,804
3,100	KB Financial Group, Inc. - ADR	134,757
3,383	Kia Motors Corp.	103,610
2,210	Korea Circuit Co., Ltd.	25,734
174	Korea Petrochemical Ind Co., Ltd.	36,164
11,937	Korea Real Estate Investment & Trust Co., Ltd.	33,202
1,300	KT Corp. - ADR	21,567
1,796	KT Skylife Co., Ltd.	25,569
430	LG Corp.	25,545
3,174	LG Display Co., Ltd.	82,007
1,179	LG Electronics, Inc.	71,596
5,159	LG Uplus Corp.	65,513
195	Lotte Chemical Corp.	58,608
731	LS Corp.	41,885
2,299	Meritz Fire & Marine Insurance Co., Ltd.	35,761
1,900	POSCO - ADR	112,138
1,778	Posco Daewoo Corp.	37,501
399	S-Oil Corp.	34,959
326	Samchully Co., Ltd.	30,368
1,195	Samjin Pharmaceutical Co., Ltd.	35,549
574	Samsung Electronics Co., Ltd.	1,125,401
2,200	Shinhan Financial Group Co., Ltd. - ADR	91,872
382	Shinyoung Securities Co., Ltd.	16,752
3,671	SK Hynix, Inc.	174,210
434	SK Innovation Co., Ltd.	65,220
2,600	SK Telecom Co., Ltd. - ADR	61,334
1,389	SL Corp.	22,094
4,988	Sungwoo Hitech Co., Ltd.	32,482
5,293	Woori Bank	69,541
		3,651,211
	TAIWAN – 12.0%
6,800	Advanced Semiconductor Engineering, Inc.	42,766
51,000	AmTRAN Technology Co., Ltd.	37,104
218,000	AU Optronics Corp.	91,041
19,000	Basso Industry Corp.	54,221

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
305,000	Capital Securities Corp.	$100,989
6,000	Catcher Technology Co., Ltd.	61,649
20,000	Charoen Pokphand Enterprise	37,718
74,000	Cheng Loong Corp.	35,073
54,000	China Bills Finance Corp.	26,489
36,000	China General Plastics Corp.	31,799
206,000	China Life Insurance Co., Ltd.	191,860
29,000	China Motor Corp.	26,385
126,000	Chung Hwa Pulp Corp.	41,971
129,000	Compal Electronics, Inc.	86,368
20,000	Everlight Electronics Co., Ltd.	31,487
26,000	Far EasTone Telecommunications Co., Ltd.	64,028
74,000	First Financial Holding Co., Ltd.	45,129
43,000	Formosa Advanced Technologies Co., Ltd.	40,476
22,000	Formosa Chemicals & Fibre Corp.	67,668
12,000	Formosa Petrochemical Corp.	41,961
24,280	Foxconn Technology Co., Ltd.	74,037
49,000	Grand Pacific Petrochemical	32,076
5,000	Green Seal Holding Ltd.	24,444
101,472	Hon Hai Precision Industry Co., Ltd.	332,287
116,000	Innolux Corp.	54,211
34,000	King Yuan Electronics Co., Ltd.	30,708
56,214	Lite-On Technology Corp.	98,003
20,000	Nanya Technology Corp.	31,918
129,869	O-Bank Co., Ltd.	40,246
34,000	Pegatron Corp.	100,182
3,000	Phison Electronics Corp.	28,289
35,000	Powertech Technology, Inc.	109,857
86,000	Prince Housing & Development Corp.	34,063
22,000	Radiant Opto-Electronics Corp.	45,938
25,000	Senao International Co., Ltd.	43,833
22,000	Systex Corp.	44,188
118,000	Taichung Commercial Bank Co., Ltd.	38,328
7,000	Taiwan Mobile Co., Ltd.	25,869
19,200	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	634,944
20,000	United Integrated Services Co., Ltd.	42,690
69,000	Walsin Lihwa Corp.	30,988
42,000	Wistron Corp.	39,674
		3,092,955
	THAILAND – 2.4%
48,300	Banpu PCL	26,810
32,600	Dhipaya Insurance PCL	42,647
88,400	GFPT PCL	46,768

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND (Continued)
206,700	IRPC PCL	$33,464
34,400	Kiatnakin Bank PCL	67,875
128,400	Krung Thai Bank PCL	73,499
25,200	PTT Global Chemical PCL	54,640
6,500	PTT PCL	73,099
22,400	Saha-Union PCL	25,580
49,600	Supalai PCL	35,275
21,500	Thai Oil PCL	48,482
1,000	Thai Stanley Electric PCL	5,927
67,300	Thai Vegetable Oil PCL	71,016
		605,082
	TURKEY – 1.5%
9,058	Aksa Akrilik Kimya Sanayii A.S.	27,057
17,411	Eczacibasi Yatirim Holding Ortakligi A.S.	50,635
1	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1
34,569	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. - REIT	28,710
21,710	Eregli Demir ve Celik Fabrikalari TAS	39,789
69,499	Is Yatirim Menkul Degerler A.S.	24,653
18,869	Soda Sanayii A.S.	34,051
14,005	Tekfen Holding A.S.	36,116
13,267	Torunlar Gayrimenkul Yatirim Ortakligi A.S. - REIT	19,385
1,262	Tupras Turkiye Petrol Rafinerileri A.S.	31,799
46,718	Turkiye Is Bankasi - Class C	92,200
		384,396
	UNITED ARAB EMIRATES – 0.6%
60,493	DAMAC Properties Dubai Co. PJSC	42,162
51,253	Dubai Islamic Bank PJSC	81,910
9,761	National Bank of Abu Dhabi PJSC	29,232
		153,304
	TOTAL COMMON STOCKS (Cost $21,326,497)	24,719,360

	PREFERRED STOCKS – 3.5%
	BRAZIL – 2.7%
17,726	Banco ABC Brasil S.A.	99,517
20,200	Banco do Estado do Rio Grande do Sul S.A.	90,432
8,400	Cia de Saneamento do Parana	27,206
1,800	Cia de Transmissao de Energia Eletrica Paulista	35,160
2,400	Cia Paranaense de Energia	22,056
66,634	Itausa - Investimentos Itau S.A.	207,621
11,300	Jereissati Participacoes S.A.	48,417
18,000	Metalurgica Gerdau S.A. *	26,086

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	BRAZIL (Continued)
17,100	Vale S.A. - ADR	$140,391
		696,886
	SOUTH KOREA – 0.8%
134	Samsung Electronics Co., Ltd.	206,435

	TOTAL PREFERRED STOCKS (Cost $675,653)	903,321

	RIGHTS – 0.0%
	CHINA – 0.0%
424	Bank of Communications Co., Ltd. (Expires 5/31/2017)* 2	—

	TOTAL RIGHTS (Cost $—)	—

	TOTAL INVESTMENTS – 99.5% (Cost $22,002,150)	25,622,681
	Other Assets in Excess of Liabilities – 0.5%	136,552

	TOTAL NET ASSETS – 100.0%	$25,759,233

ADR – American Depositary Receipt
EDR – European Depositary Receipt
GDR – Global Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $302,061.

[2]	Level 3 securities fair valued according to procedures established by the Board of Trustees, represents 0.00% of Net Assets.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	24.9%
Technology	20.9%
Consumer Discretionary	11.7%
Energy	8.3%
Materials	7.8%
Consumer Staples	7.0%
Communications	6.5%
Industrials	4.4%
Utilities	2.9%
Health Care	1.6%
Total Common Stocks	96.0%
Preferred Stocks
Financials	1.7%
Technology	0.8%
Materials	0.7%
Utilities	0.3%
Total Preferred Stocks	3.5%
Rights
Financials	0.0%
Total Rights	0.0%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $22,002,150)	$25,622,681
Foreign currency, at value (cost $827,079 )	826,127
Receivables:
Investment securities sold	491,092
Due from Advisor	11,928
Dividends and interest	53,318
Prepaid expenses	881
Total assets	27,006,027

Liabilities:
Payables:
Investment securities purchased	761,222
Distribution fees (Note 8)	407
Due to custodian	322,716
Non - U.S. Taxes	48,281
Fund accounting fees	41,941
Custody fees	25,468
Fund administration fees	16,766
Auditing fees	9,006
Transfer agent fees and expenses	5,919
Chief Compliance Officer fees	1,795
Trustees' fees and expenses	1,661
Accrued other expenses	11,612
Total liabilities	1,246,794

Net Assets	$25,759,233

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$22,291,038
Accumulated net investment loss	(22,301)
Accumulated net realized loss on investments and foreign currency transactions	(90,434)
Net unrealized appreciation (depreciation) on:
Investments	3,582,423 *
Foreign currency translations	(1,493)
Net Assets	$25,759,233

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,248,942
Shares of beneficial interest issued and outstanding	269,617
Redemption Price	$8.34
Maximum sales charge (5.75% of offering price)**	0.51
Maximum public offering price to public	$8.85

Class I Shares:
Net assets applicable to shares outstanding	$23,510,291
Shares of beneficial interest issued and outstanding	2,809,236
Offering and redemption price per share	$8.37

*	Net of deferred non-U.S. taxes.
**
No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $31,132)	$224,012
Interest	8
Total investment income	224,020

Expenses:
Advisory fees	94,915
Fund accounting fees	81,547
Custody fees	55,786
Fund administration fees	30,669
Transfer agent fees and expenses	18,437
Registration fees	12,397
Auditing fees	8,728
Legal fees	8,183
Trustees' fees and expenses	4,219
Shareholder reporting fees	4,124
Miscellaneous	2,874
Chief Compliance Officer fees	2,690
Distribution fees (Note 8)	1,674
Insurance fees	595

Total expenses	326,838
Advisory fees waived	(94,915)
Other expenses absorbed	(100,532)
Net expenses	131,391
Net investment income	92,629

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	602,899	[1]
Foreign currency transactions	(13,797)
Net realized gain	589,102
Net change in unrealized appreciation/depreciation on:
Investments	1,826,324	[2]
Foreign currency translations	(1,468)
Net change in unrealized appreciation/depreciation	1,824,856
Net realized and unrealized gain on investments and foreign currency	2,413,958

Net Increase in Net Assets from Operations	$2,506,587

[1]	Net of non-U.S. taxes $19,538.
[2]	Net of non-U.S. taxes $38,108.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$92,629	$279,476
Net realized gain (loss) on investments and foreign currency transactions	589,102	(17,420)
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	1,824,856	1,854,835
Net increase from payments by affiliates (Note 4)	-	1,684
Net increase in net assets resulting from operations	2,506,587	2,118,575

Distributions to Shareholders:
From net investment income:
Class A	(17,094)	(1,853)
Class I	(365,702)	(40,925)
Total distributions to shareholders	(382,796)	(42,778)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,254,510	803,300
Class I	3,247,486	15,381,570
Reinvestment of distributions:
Class A	17,094	1,853
Class I	156,205	18,801
Cost of shares redeemed:
Class A	(90,764)	(294)
Class I1	(79,437)	(140,584)
Net increase in net assets from capital transactions	4,505,094	16,064,646

Total increase in net assets	6,628,885	18,140,443

Net Assets:
Beginning of period	19,130,348	989,905
End of period	$25,759,233	$19,130,348

Accumulated net investment income (loss)	$(22,301)	$267,866

Capital Share Transactions:
Shares sold:
Class A	158,066	119,826
Class I	410,032	2,262,641
Shares reinvested:
Class A	2,401	282
Class I	21,877	2,862
Shares redeemed:
Class A	(12,067)	(45)
Class I	(10,355)	(19,653)
Net increase from capital share transactions	569,954	2,365,913

[1]	Net of redemption fees of $0 and $312, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$7.60		$6.91	$8.43	$9.40
Income from Investment Operations:
Net investment income[1]	0.03		0.14	0.12	0.08
Net realized and unrealized gain (loss) on investments	0.85		0.58	(1.50)	(0.50)
Total from investment operations	0.88		0.72	(1.38)	(0.42)

Less Distributions:
From net investment income	(0.14)		(0.03)	(0.14)	(0.13)
From net realized gain	-		-	-	(0.34)
Tax return of capital	-		-	-	(0.08)
Total distributions	(0.14)		(0.03)	(0.14)	(0.55)

Net asset value, end of period	$8.34		$7.60	$6.91	$8.43

Total return[2]	11.85%	[3]	10.42%	(16.47)%	(4.49)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,249		$921	$8	$107

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.33%	[4]	5.58%	5.76%	1.48%	[4]
After fees waived and expenses absorbed	1.48%	[4]	1.48%	1.48%	1.48%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.21)%	[4]	(2.00)%	(2.92)%	2.34%	[4,5]
After fees waived and expenses absorbed	0.64%	[4]	2.10%	1.36%	2.34%	[4]

Portfolio turnover rate	48%	[3]	84%	95%	131%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.

[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012
Net asset value, beginning of period	$7.63		$6.92		$8.44	$9.35		$8.74		$8.45
Income from Investment Operations:
Net investment income[1]	0.03		0.16		0.13	0.20		0.22		0.15
Net realized and unrealized gain (loss) on investments	0.86		0.58		(1.49)	(0.34)		0.65		0.20
Total from investment operations	0.89		0.74		(1.36)	(0.14)		0.87		0.35

Less Distributions:
From net investment income	(0.15)		(0.03)		(0.16)	(0.21)		(0.19)		(0.24)
From net realized gain	-		-		-	(0.46)		(0.08)		-
Tax return of capital	-		-		-	(0.10)		-		-
Total distributions	(0.15)		(0.03)		(0.16)	(0.77)		(0.27)		(0.24)

Purchase Premium	-		-		-	-		0.01		0.18

Redemption fee proceeds[1]	-		-	[2]	-	-	[2]	-	[2]	-

Net asset value, end of period	$8.37		$7.63		$6.92	$8.44		$9.35		$8.74

Total return[3]	12.02%	[5]	10.54%		(16.19)%	(1.44)%	[4]	10.49%		6.41%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,510		$18,209		$982	$7,882		$52,245		$41,272

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.08%	[6]	5.33%		5.42%	1.12%		1.11%		1.92%
After fees waived and expenses absorbed	1.23%	[6]	1.23%		1.25%	1.12%		1.11%		1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.96)%	[6]	(1.75)%		(2.59)%	2.21%	[7]	2.50%	[7]	1.04%	[7]
After fees waived and expenses absorbed	0.89%	[6]	2.35%		1.58%	2.21%		2.50%		1.71%

Portfolio turnover rate	48%	[5]	84%		95%	131%		97%		86%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[4]
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.

[5]	Not annualized.
[6]	Annualized.
[7]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	AUSTRALIA – 6.6%
768,946	Beach Energy Ltd.	$423,194
94,520	BlueScope Steel Ltd.	828,067
148,216	Cabcharge Australia Ltd.	291,882
36,909	Cedar Woods Properties Ltd.	147,857
98,231	Centuria Industrial REIT	180,207
12,139	Credit Corp. Group Ltd.	165,429
470,202	Cromwell Property Group - REIT	341,517
208,150	CSR Ltd.	763,710
155,419	Downer EDI Ltd.	684,286
177,695	Eclipx Group Ltd.	513,592
282,704	GDI Property Group - REIT	222,268
39,176	JB Hi-Fi Ltd.	724,265
316,511	MACA Ltd.	393,417
1,301,440	Mayne Pharma Group Ltd. *	1,310,698
241,233	Metcash Ltd. *	388,357
153,706	Mineral Resources Ltd.	1,230,339
562,318	Myer Holdings Ltd.	467,370
458,583	MYOB Group Ltd.	1,208,695
34,234	Perpetual Ltd.	1,352,954
482,448	Programmed Maintenance Services Ltd.	621,348
82,799	Resolute Mining Ltd.	75,328
112,998	Southern Cross Media Group Ltd.	109,148
153,699	Super Retail Group Ltd.	1,087,574
134,954	Virtus Health Ltd.	588,119
536,197	Vita Group Ltd.	911,394
283,388	Whitehaven Coal Ltd. *	581,418
		15,612,433
	AUSTRIA – 0.9%
24,673	EVN A.G.	326,689
3,289	Kapsch TrafficCom A.G.	161,225
2,504	Lenzing A.G.	466,977
4,501	Porr Ag	161,065
15,849	RHI A.G.	461,831
8,884	S IMMO A.G. *	116,131
47,157	UNIQA Insurance Group A.G.	393,694
		2,087,612
	BELGIUM – 1.5%
13,558	AGFA-Gevaert N.V. *	68,794
902	Barco N.V.	88,834
2,446	Befimmo S.A. - REIT	142,683
3,884	Bekaert S.A.	195,575
17,770	bpost S.A.	425,861
2,625	Cie d'Entreprises CFE	382,884

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	BELGIUM (Continued)
13,872	D'ieteren S.A.	$676,675
28,731	Euronav N.V.	227,907
7,163	EVS Broadcast Equipment S.A.	288,276
10,635	Fagron *	140,236
2,320	Gimv N.V.	141,525
6,162	Intervest Offices & Warehouses N.V. - REIT	159,756
30,598	Orange Belgium S.A. *	638,292
		3,577,298
	DENMARK – 1.2%
13,027	Alm Brand A/S	106,837
15,397	Dfds A/S	917,962
36,110	GN Store Nord A/S	939,199
19,803	Matas A/S	305,964
2,820	NNIT A/S [1]	79,500
43,884	Spar Nord Bank A/S	497,433
		2,846,895
	FINLAND – 2.0%
10,953	Atria OYJ	130,172
30,314	Cramo OYJ	788,230
122,622	Outokumpu OYJ	1,177,465
129,809	Ramirent OYJ	1,234,458
65,546	Sanoma OYJ	578,347
133,402	Sponda OYJ	588,829
65,955	Technopolis OYJ	221,287
50	Tieto OYJ	1,569
		4,720,357
	FRANCE – 3.9%
10,893	APERAM S.A.	548,447
8,393	Assystem	306,738
2,913	Boiron S.A.	276,957
6,386	Cie des Alpes	162,780
4,480	Devoteam S.A.	301,692
19,014	Euronext N.V. [1]	932,577
23,756	Faurecia	1,159,852
1,457	Gaztransport Et Technigaz S.A.	54,391
7,029	GL Events	172,279
1,362	Groupe Crit	114,316
4,420	Ipsen S.A.	514,463
12,596	IPSOS	403,950
19,304	Mersen	557,251
11,025	MGI Coutier	406,532
32,526	Neopost S.A.	1,319,110

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FRANCE (Continued)
3,537	Nexans S.A. *	$196,693
550	Nexity S.A.	29,906
50,663	Rallye S.A.	1,107,080
5,626	Sopra Steria Group	843,900
		9,408,914
	GERMANY – 5.1%
36,274	ADLER Real Estate A.G. *	569,201
2,990	Aurubis A.G.	209,039
1,906	Bijou Brigitte A.G.	117,724
34,345	Borussia Dortmund GmbH & Co. KGaA	221,147
11,566	CENTROTEC Sustainable A.G.	243,037
1,252	Cewe Stiftung & Co. KGaA	113,976
14,750	Deutsche Beteiligungs A.G.	561,400
34,416	Deutz A.G.	268,055
2,545	Dialog Semiconductor PLC *	119,072
73,920	DIC Asset A.G.	758,526
3,640	Draegerwerk A.G. & Co. KGaA	285,490
1,405	Freenet A.G.	44,094
5,557	Gerresheimer A.G.	435,964
29,819	Hamburger Hafen und Logistik A.G.	565,197
4,838	Hornbach Baumarkt A.G.	158,078
9,583	Koenig & Bauer A.G. *	663,398
2,306	Leoni A.G.	125,273
17,585	Siltronic A.G. *	1,264,281
17,804	Software A.G.	783,531
18,127	STADA Arzneimittel A.G.	1,284,095
22,592	Suedzucker A.G.	483,218
7,355	Surteco S.E.	184,115
80,415	Uniper S.E. *	1,320,102
51,235	VERBIO Vereinigte BioEnergie A.G.	505,987
5,974	Wincor Nixdorf A.G.	456,185
6,473	Wuestenrot & Wuerttembergische A.G.	131,152
6,436	Zeal Network S.E.	189,084
		12,060,421
	HONG KONG – 2.3%
751,000	CITIC Telecom International Holdings Ltd.	231,719
6,140,000	CSI Properties Ltd.	323,640
7,824,000	Emperor Capital Group Ltd.	673,928
1,153,100	Emperor International Holdings Ltd.	355,785
157,100	Far East Consortium International Ltd.	74,931
154,000	Giordano International Ltd.	82,757
970,000	Global Brands Group Holding Ltd. *	114,728
492,700	IT Ltd.	208,395

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
140,000	Kowloon Development Co., Ltd.	$154,968
1,635,400	NewOcean Energy Holdings Ltd.	494,085
2,524,000	Shun Tak Holdings Ltd. *	921,547
875,700	SITC International Holdings Co., Ltd.	627,076
160,000	Sun Hung Kai & Co., Ltd.	119,099
360,000	Truly International Holdings Ltd.	122,184
416,500	VST Holdings Ltd.	145,109
1,008,000	Xinyi Glass Holdings Ltd.	894,168
		5,544,119
	IRELAND – 0.8%
54,142	Dalata Hotel Group PLC *	291,352
66,582	Green REIT PLC	99,003
37,513	Hibernia REIT PLC	52,101
401,254	Irish Residential Properties REIT PLC	572,596
13,202	Kingspan Group PLC	459,266
679	Paddy Power Betfair PLC	75,666
12,561	Smurfit Kappa Group PLC	336,465
		1,886,449
	ISRAEL – 1.7%
4,872	Africa Israel Properties Ltd. *	98,199
38,901	Cellcom Israel Ltd. *	384,520
24,585	Discount Investment Corp. Ltd.	99,106
72,343	Harel Insurance Investments & Financial Services Ltd.	385,105
274,274	Israel Discount Bank Ltd. - Class A *	664,140
120,791	Migdal Insurance & Financial Holding Ltd.	119,063
13,493	Norstar Holdings, Inc.	277,177
6,300	Orbotech Ltd. *	207,459
9,500	SodaStream International Ltd. *	516,705
56,230	Tower Semiconductor Ltd. *	1,236,290
		3,987,764
	ITALY – 4.4%
833,610	A2A S.p.A.	1,239,518
186,197	Astaldi S.p.A.	1,221,031
7,437	ASTM S.p.A.	114,634
22,835	Autogrill S.p.A.	259,692
47,051	Azimut Holding S.p.A.	918,468
85,133	Buzzi Unicem S.p.A.	1,258,448
285,526	CIR-Compagnie Industriali Riunite S.p.A.	459,081
71,291	Gruppo Editoriale L'Espresso S.p.A. *	65,505
336,801	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	301,580
339,005	Iren S.p.A.	714,569
9,586	La Doria S.p.A.	118,415

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ITALY (Continued)
143,386	Maire Tecnimont S.p.A.	$569,795
41,058	OVS S.p.A. [1]	273,273
3,115	Recordati S.p.A.	115,404
9,201	Salvatore Ferragamo S.p.A.	294,773
123,920	Saras S.p.A.	258,909
148,498	Societa Cattolica di Assicurazioni SCRL	1,319,173
18,028	Societa Iniziative Autostradali e Servizi S.p.A.	181,655
161,215	Unipol Gruppo Finanziario S.p.A.	718,619
		10,402,542
	JAPAN – 29.8%
14,850	Achilles Corp.	238,453
136	AEON REIT Investment Corp.	148,719
74,400	Aichi Corp.	549,282
37,000	Aisan Industry Co., Ltd.	332,245
21,000	Arcs Co., Ltd.	450,235
135,300	Bank of Saga Ltd.	360,476
31,900	Cawachi Ltd.	837,885
68,900	CKD Corp.	862,216
15,900	Cleanup Corp.	114,819
4,700	CONEXIO Corp.	71,970
6,500	Corona Corp.	66,531
25,300	Daido Metal Co., Ltd.	225,595
29,700	Daiichi Jitsugyo Co., Ltd.	186,499
9,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	67,584
115,000	Daiwabo Holdings Co., Ltd.	404,396
10,300	Denki Kogyo Co., Ltd.	50,357
32,800	DIC Corp.	1,166,647
61,000	Dowa Holdings Co., Ltd.	454,183
28,100	DTS Corp.	736,562
5,100	Dunlop Sports Co., Ltd.	47,351
30,300	EDION Corp.	295,457
30,500	Enplas Corp.	833,124
12,100	Exedy Corp.	329,975
24,000	Fuji Oil Holdings, Inc.	562,566
42,400	Fujibo Holdings, Inc.	1,156,277
12,200	Fujimi, Inc.	235,190
6,000	Fuso Pharmaceutical Industries Ltd.	154,097
12,700	Hakuto Co., Ltd.	135,573
135,900	Haseko Corp.	1,550,705
116,100	Hazama Ando Corp.	825,901
18,900	Heiwa Corp.	486,763
232	Heiwa Real Estate REIT, Inc.	175,652
19,700	Heiwado Co., Ltd.	422,540

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
39,900	Hitachi Capital Corp.	$976,785
68,200	Inabata & Co., Ltd.	842,444
260	Industrial & Infrastructure Fund Investment Corp. - REIT	1,147,522
1,190	Invesco Office J-REIT, Inc.	1,048,289
36,800	Itoham Yonekyu Holdings, Inc.	340,353
14,300	J-Oil Mills, Inc.	555,452
40,000	Japan Aviation Electronics Industry Ltd.	546,849
1,895	Japan Hotel REIT Investment Corp.	1,290,249
122	Japan Rental Housing Investments, Inc. - REIT	87,663
182,200	Japan Securities Finance Co., Ltd.	957,786
7,500	K's Holdings Corp.	144,315
30,500	Kaga Electronics Co., Ltd.	563,898
27,000	Kanamoto Co., Ltd.	731,464
18,400	Kato Works Co., Ltd.	478,342
20,100	Keihin Corp.	315,722
256	Kenedix Retail REIT Corp.	557,815
16,800	Kohnan Shoji Co., Ltd.	324,471
15,400	Konoike Transport Co., Ltd.	209,432
187,300	Kurabo Industries Ltd.	418,369
40,200	Kuroda Electric Co., Ltd.	838,439
23,000	KYB Corp.	113,478
33,600	Kyodo Printing Co., Ltd.	111,221
43,400	Kyokuto Kaihatsu Kogyo Co., Ltd.	715,969
175	MCUBS MidCity Investment Corp. - REIT	522,763
16,700	Mie Bank Ltd.	348,007
70,100	Mirait Holdings Corp.	728,197
62,300	Misawa Homes Co., Ltd.	576,195
1,700	Mitsubishi Research Institute, Inc.	49,258
3,100	Mitsubishi Shokuhin Co., Ltd.	99,139
302,000	Mitsubishi Steel Manufacturing Co., Ltd.	631,227
29,300	Mitsui Home Co., Ltd.	177,154
7,300	Mitsui Sugar Co., Ltd.	179,889
270,000	Mitsui-Soko Holdings Co., Ltd.	794,438
124,000	Miyazaki Bank Ltd.	380,426
125,000	Morinaga Milk Industry Co., Ltd.	986,768
5,200	Musashi Seimitsu Industry Co., Ltd.	127,627
45,700	Nagase & Co., Ltd.	662,081
8,000	NEC Capital Solutions Ltd.	129,177
28,600	NHK Spring Co., Ltd.	318,904
91,000	Nichias Corp.	928,980
92,000	Nikkiso Co., Ltd.	938,363
16,350	Nippon Beet Sugar Manufacturing Co., Ltd.	341,887
31,100	Nippon Koei Co., Ltd.	833,611
139,000	Nippon Light Metal Holdings Co., Ltd.	310,482

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
432	NIPPON REIT Investment Corp.	$1,109,501
4,000	Nippon Seiki Co., Ltd.	83,247
20,800	Nippon Steel & Sumikin Bussan Corp.	855,510
22,800	Nippon Thompson Co., Ltd.	124,150
53,800	Nipro Corp.	815,627
105,600	Nishi-Nippon Financial Holdings, Inc.	1,006,030
179,000	Nishimatsu Construction Co., Ltd.	910,455
118,000	Nisshin Oillio Group Ltd.	698,632
23,900	Okabe Co., Ltd.	214,183
15,000	Okumura Corp.	92,711
106,000	Osaki Electric Co., Ltd.	860,552
20,000	Pacific Industrial Co., Ltd.	280,780
16,000	Paramount Bed Holdings Co., Ltd.	671,002
56,400	Penta-Ocean Construction Co., Ltd.	285,352
23,000	Pressance Corp.	265,746
199,000	Prima Meat Packers Ltd.	917,569
81,800	Raito Kogyo Co., Ltd.	813,047
7,300	Riken Corp.	319,242
29,600	Roland DG Corp.	885,544
191,000	Ryobi Ltd.	839,560
12,100	Ryosan Co., Ltd.	395,645
38,300	Ryoyo Electro Corp.	560,714
11,200	S Foods, Inc.	349,137
116,000	Sakai Chemical Industry Co., Ltd.	397,506
20,400	Sanoh Industrial Co., Ltd.	146,034
3,200	SCREEN Holdings Co., Ltd.	232,231
50,200	Sekisui Plastics Co., Ltd.	366,565
193,000	Shiga Bank Ltd.	1,007,634
75,200	Shinko Electric Industries Co., Ltd.	536,974
10,800	Shinko Shoji Co., Ltd.	126,335
25,800	Ship Healthcare Holdings, Inc.	693,632
113,000	Showa Sangyo Co., Ltd.	605,167
12,300	SKY Perfect JSAT Holdings, Inc.	56,383
94,000	Sojitz Corp.	238,636
15,200	Starzen Co., Ltd.	614,954
21,700	Sumitomo Forestry Co., Ltd.	331,899
613,900	Sumitomo Mitsui Construction Co., Ltd.	666,355
99,100	Sun Frontier Fudousan Co., Ltd.	865,875
17,200	Tachi-S Co., Ltd.	329,573
16,800	Taiho Kogyo Co., Ltd.	219,881
84,300	Taiyo Yuden Co., Ltd.	1,027,708
125,200	Tatsuta Electric Wire and Cable Co., Ltd.	616,594
6,800	Tocalo Co., Ltd.	183,306
1,500	Toei Animation Co., Ltd.	83,023

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
150,000	Toho Zinc Co., Ltd.	$663,377
16,400	Tokai Rika Co., Ltd.	304,682
1,700	Token Corp.	134,505
16,000	Tokuyama Corp. *	78,798
31,800	Tokyo Seimitsu Co., Ltd.	985,593
45,200	Tokyo Steel Manufacturing Co., Ltd.	336,947
7,100	Topre Corp.	189,100
89,500	Tosei Corp.	632,662
152,000	Tosoh Corp.	1,427,620
13,700	Towa Pharmaceutical Co., Ltd.	683,310
35,000	Toyo Ink SC Holdings Co., Ltd.	172,056
24,000	Toyo Kanetsu KK	61,359
180,900	Toyo Kohan Co., Ltd.	647,491
29,200	Toyota Boshoku Corp.	616,874
14,800	TS Tech Co., Ltd.	388,073
104,000	Tsubakimoto Chain Co.	913,353
19,300	Unipres Corp.	408,074
36,300	Vital KSK Holdings, Inc.	319,772
25,500	Yellow Hat Ltd.	586,060
78,000	Zeon Corp.	887,930
		71,054,562
	NETHERLANDS – 2.5%
13,481	ASR Nederland N.V. *	398,776
1,349	BE Semiconductor Industries N.V.	70,477
12,635	Kendrion N.V.	451,172
223,908	Koninklijke BAM Groep N.V.	1,260,031
176,127	NSI N.V. - REIT	743,647
42,117	Philips Lighting N.V. * 1	1,425,005
165,670	PostNL N.V.	820,590
3,006	SBM Offshore N.V.	49,527
15,501	Wereldhave N.V. - REIT	713,924
		5,933,149
	NEW ZEALAND – 0.8%
434,401	Air New Zealand Ltd.	760,537
192,896	Chorus Ltd.	594,647
22,478	Genesis Energy Ltd.	32,949
26,440	Metlifecare Ltd.	105,470
229,472	New Zealand Refining Co., Ltd.	368,668
13,827	SKY Network Television Ltd.	36,644
		1,898,915
	NORWAY – 2.0%
47,349	Aker BP A.S.A.	803,488

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY (Continued)
53,663	Atea A.S.A. *	$650,006
75,923	Austevoll Seafood A.S.A.	610,143
16,009	Leroy Seafood Group A.S.A.	804,738
76,039	SpareBank 1 Nord Norge	502,587
50,153	SpareBank 1 SMN	417,650
34,387	Stolt-Nielsen Ltd.	530,664
112,798	Wallenius Wilhelmsen Logistics *	571,478
		4,890,754
	PORTUGAL – 0.3%
84,147	Mota-Engil SGPS S.A.	213,942
557,976	Sonae SGPS S.A. *	572,564
		786,506
	SINGAPORE – 1.9%
180,325	AIMS AMP Capital Industrial REIT	180,041
308,800	Chip Eng Seng Corp. Ltd.	163,550
1,638,700	Frasers Logistics & Industrial Trust - REIT	1,184,574
1,510,600	Japfa Ltd.	654,103
60	k1 Ventures Ltd.	31
1,845,600	Lippo Malls Indonesia Retail Trust - REIT	561,394
356,800	Manulife U.S. Real Estate Investment Trust - REIT	299,712
37,800	QAF Ltd.	36,253
533,000	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	173,572
37,400	Venture Corp. Ltd.	326,568
637,500	Yanlord Land Group Ltd.	850,943
		4,430,741
	SPAIN – 2.3%
66,339	Atresmedia Corp. de Medios de Comunicacion S.A.	833,212
55,617	CIE Automotive S.A.	1,196,250
8,380	Corp Financiera Alba S.A.	455,514
17,550	Ebro Foods S.A.	392,485
9,100	Euskaltel S.A. [1]	92,556
127,428	Faes Farma S.A.	458,075
3,163	Grupo Catalana Occidente S.A.	122,937
582,214	Liberbank S.A. *	778,188
13,435	Mediaset Espana Comunicacion S.A.	185,207
8,296	Papeles y Cartones de Europa S.A.	62,356
176,063	Sacyr S.A. *	441,116
14,041	Tecnicas Reunidas S.A.	555,981
		5,573,877
	SWEDEN – 5.2%
4,290	Attendo A.B. [1]	43,833
4,262	B&B Tools A.B. - B Shares	97,681

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
4,809	Betsson A.B. *	$41,101
82,985	Byggmax Group A.B.	559,804
175,353	Capio A.B. [1]	970,081
231,557	Dios Fastigheter A.B.	1,186,895
67,954	Granges A.B.	705,832
53,937	Hemfosa Fastigheter A.B.	499,952
42,930	Humana A.B. *	341,703
17,917	Investment A.B. Oresund	327,702
6,664	JM A.B.	234,590
89,069	KappAhl A.B.	515,370
31,905	Klovern A.B. - A Shares	33,392
112,718	Klovern A.B. - B Shares	118,734
30,509	Loomis A.B. - Class B	1,107,408
10,386	Magnolia Bostad A.B.	87,358
36,894	Mycronic A.B.	364,471
133,372	Nobina A.B. [1]	813,125
88,439	Peab A.B.	966,535
109,483	Scandic Hotels Group A.B. * 1	1,232,986
427,093	SSAB A.B. *	1,517,462
137,838	Starbreeze A.B. *	258,330
37,590	Tethys Oil A.B.	289,650
2,378	Wihlborgs Fastigheter A.B.	46,339
		12,360,334
	SWITZERLAND – 4.4%
1,000	Allreal Holding A.G. *	172,060
2,412	Autoneum Holding A.G.	712,692
12,588	BKW A.G.	681,903
12,810	Bobst Group S.A.	1,297,737
5,248	Cembra Money Bank A.G.	447,794
4,012	Clariant A.G. *	81,248
2,000	Feintool International Holding A.G. *	254,271
69	Galenica A.G.	74,964
215	Georg Fischer A.G.	202,683
12,569	Implenia A.G.	965,097
600	Inficon Holding A.G. *	315,075
17,524	Kudelski S.A.	303,808
36,893	Logitech International S.A.	1,232,857
7,628	Mobilezone Holding A.G.	116,528
326	Mobimo Holding A.G. *	87,643
1,032	Orior A.G.	79,189
1,195	PSP Swiss Property A.G.	107,130
242	Rieter Holding A.G. *	53,702
3,268	SFS Group A.G. *	326,143

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
4,541	Siegfried Holding A.G. *	$1,298,407
252	St. Galler Kantonalbank A.G.	109,411
316	Straumann Holding A.G.	166,734
2,438	Sunrise Communications Group A.G. * 1	181,196
80	Vetropack Holding A.G.	157,990
16,516	Vontobel Holding A.G.	972,701
		10,398,963
	UNITED KINGDOM – 17.9%
44,414	Aggreko PLC	510,522
406,481	Aldermore Group PLC *	1,360,377
105,223	Arrow Global Group PLC	499,131
13,439	Barratt Developments PLC	100,867
45,229	Bellway PLC	1,667,164
6,305	Berkeley Group Holdings PLC	266,050
27,487	BGEO Group PLC	1,281,611
88,970	Britvic PLC	766,287
247,219	Cape PLC	770,858
121,588	Carillion PLC	350,386
114,650	Clinigen Group PLC	1,299,297
300,033	Conviviality PLC	1,181,324
61,492	Countrywide PLC	135,193
182,021	Crest Nicholson Holdings PLC	1,422,739
8,202	De La Rue PLC	72,608
663,416	Debenhams PLC	439,929
175,708	Drax Group PLC	735,056
393,309	Empiric Student Property PLC - REIT	557,795
1,325,290	EnQuest PLC *	656,552
40,029	Evraz PLC *	112,295
595,989	Ferrexpo PLC	1,220,384
789,557	Firstgroup PLC *	1,395,862
29,580	Forterra PLC [1]	90,127
30,043	Galliford Try PLC	560,315
34,285	Go-Ahead Group PLC	777,085
31,185	Greene King PLC	303,328
16,802	GVC Holdings PLC	162,558
74,126	Hansteen Holdings PLC - REIT	118,855
223,905	Highland Gold Mining Ltd.	419,043
542,258	Imagination Technologies Group PLC *	707,583
10,460	Inchcape PLC	115,763
227,911	Indivior PLC	988,864
95,852	International Personal Finance PLC	199,252
158,314	John Laing Group PLC [1]	589,705
41,929	John Menzies PLC	375,520

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
71,939	JRP Group PLC	$115,908
73,325	Keller Group PLC	879,406
592,557	Ladbrokes Coral Group PLC	1,004,607
97,159	Lancashire Holdings Ltd.	858,840
37,255	Micro Focus International PLC	1,248,749
112,777	Mitchells & Butlers PLC	387,219
6,478	N Brown Group PLC	20,010
195,227	National Express Group PLC	903,440
195,607	NewRiver REIT PLC	881,384
171,993	Northgate PLC	1,202,904
205,789	OneSavings Bank PLC	1,168,208
108,774	Paysafe Group PLC *	639,458
4,701	Pennon Group PLC	52,179
93,658	Playtech PLC	1,163,295
129,657	Plus500 Ltd.	794,298
154,411	Premier Foods PLC *	85,495
1,514,185	Premier Oil PLC *	1,220,801
186,648	Redrow PLC	1,393,635
108,516	RPC Group PLC	1,139,833
240,221	Safestore Holdings PLC - REIT	1,260,064
20,668	Savills PLC	248,680
50,437	Softcat PLC	269,137
19,744	SSP Group PLC	113,769
24,546	Stobart Group Ltd.	71,212
97,095	Stock Spirits Group PLC	220,070
85,709	Telford Homes PLC	470,672
178,426	Telit Communications PLC	859,084
43,104	TP ICAP PLC	255,743
64,668	Tritax Big Box REIT PLC	117,258
37,137	TT Electronics PLC	99,083
7,941	UDG Healthcare PLC	76,829
46,036	Vedanta Resources PLC	412,303
124,845	Vesuvius PLC	856,986
		42,700,844
	TOTAL COMMON STOCKS (Cost $213,657,361)	232,163,449

	PREFERRED STOCKS – 0.8%
	GERMANY – 0.8%
14,909	Biotest A.G.	320,105
8,989	Draegerwerk A.G. & Co. KGaA	983,600
11,596	Sixt S.E.	518,157

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	GERMANY (Continued)
6,536	Villeroy & Boch A.G.	$137,413
		1,959,275
	TOTAL PREFERRED STOCKS (Cost $1,702,446)	1,959,275

Principal Amount

	SHORT-TERM INVESTMENTS – 1.2%
$2,874,622	UMB Money Market Fiduciary, 0.01%[2]	2,874,622

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,874,622)	2,874,622

	TOTAL INVESTMENTS – 99.5% (Cost $218,234,429)	236,997,346
	Other Assets in Excess of Liabilities – 0.5%	1,244,450

	TOTAL NET ASSETS – 100.0%	$238,241,796

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,723,964.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	21.4%
Consumer Discretionary	18.0%
Industrials	17.0%
Materials	12.1%
Technology	9.7%
Consumer Staples	6.9%
Health Care	6.0%
Utilities	2.3%
Energy	2.2%
Communications	1.9%
Total Common Stocks	97.5%
Preferred Stocks
Health Care	0.5%
Consumer Discretionary	0.3%
Total Preferred Stocks	0.8%
Short-Term Investments	1.2%
Total Short-Term Investments	1.2%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $218,234,429)	$236,997,346
Foreign currency, at value (cost $533,185)	533,185
Receivables:
Investment securities sold	2,723,722
Fund shares sold	348,447
Dividends and interest	1,198,351
Prepaid expenses	29,217
Total assets	241,830,268

Liabilities:
Payables:
Investment securities purchased	2,797,666
Fund shares redeemed	15,061
Advisory fees	118,010
Distribution fees (Note 8)	3,298
Due to custodian	533,185
Fund accounting fees	38,116
Fund administration fees	37,489
Custody fees	17,781
Auditing fees	8,999
Transfer agent fees and expenses	7,491
Trustees' fees and expenses	1,065
Chief Compliance Officer fees	1,050
Accrued other expenses	9,261
Total liabilities	3,588,472

Net Assets	$238,241,796

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$216,866,057
Accumulated net investment income	806,493
Accumulated net realized gain on investments and foreign currency transactions	1,802,425
Net unrealized appreciation on:
Investments	18,762,917
Foreign currency translations	3,904
Net Assets	$238,241,796

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$16,339,572
Shares of beneficial interest issued and outstanding	1,267,531
Redemption Price	$12.89
Maximum sales charge (5.75% of offering price)*	0.79
Maximum public offering price to public	$13.68

Class I Shares:
Net assets applicable to shares outstanding	$221,902,224
Shares of beneficial interest issued and outstanding	17,198,454
Offering and redemption price per share	$12.90

*
No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $238,414)	$2,091,219
Interest	157
Total investment income	2,091,376

Expenses:
Advisory fees	608,934
Fund accounting fees	83,291
Fund administration fees	60,138
Custody fees	39,204
Transfer agent fees and expenses	30,411
Registration fees	22,960
Distribution fees (Note 8)	17,175
Auditing fees	8,728
Legal fees	8,679
Shareholder reporting fees	5,378
Miscellaneous	5,332
Trustees' fees and expenses	3,882
Chief Compliance Officer fees	2,690
Insurance fees	644

Total expenses	897,446
Advisory fees waived	(183,378)
Net expenses	714,068
Net investment income	1,377,308

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	2,293,671
Foreign currency transactions	(41,439)
Net realized gain	2,252,232
Net change in unrealized appreciation/depreciation on:
Investments	14,691,867
Foreign currency translations	18,331
Net change in unrealized appreciation/depreciation	14,710,198
Net realized and unrealized gain on investments and foreign currency	16,962,430

Net Increase in Net Assets from Operations	$18,339,738

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,377,308	$1,415,731
Net realized gain (loss) on investments and foreign currency transactions	2,252,232	(174,321)
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	14,710,198	3,471,285
Net increase in net assets resulting from operations	18,339,738	4,712,695

Distributions to Shareholders:
From net investment income:
Class A	(193,992)	(175,420)
Class I	(1,463,062)	(506,359)
From net realized gain:
Class A	-	(58,567)
Class I	-	(164,493)
Total distributions to shareholders	(1,657,054)	(904,839)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,133,928	2,196,964
Class I	134,202,090	34,920,732
Reinvestment of distributions:
Class A	192,273	233,988
Class I	1,388,281	619,677
Cost of shares redeemed:
Class A	(428,270)	(2,644,193)
Class I1	(795,606)	(2,562,740)
Net increase in net assets from capital transactions	137,692,696	32,764,428

Total increase in net assets	154,375,380	36,572,284

Net Assets:
Beginning of period	83,866,416	47,294,132
End of period	$238,241,796	$83,866,416

Accumulated net investment income	$806,493	$1,086,239

Capital Share Transactions:
Shares sold:
Class A	261,857	194,729
Class I	11,031,255	3,174,500
Shares reinvested:
Class A	16,940	21,099
Class I	122,315	55,877
Shares redeemed:
Class A	(34,809)	(242,045)
Class I	(65,707)	(233,093)
Net increase from capital share transactions	11,331,851	2,971,067

[1]	Net of redemption fees of $4,427 and $0, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$11.74		$11.36	$11.57	$12.76
Income from Investment Operations:
Net investment income[1]	0.11		0.26	0.21	0.07
Net realized and unrealized gain (loss) on investments	1.23		0.35	0.28	(1.09)
Total from investment operations	1.34		0.61	0.49	(1.02)

Less Distributions:
From net investment income	(0.19)		(0.17)	(0.22)	(0.17)
From net realized gain	-		(0.06)	(0.48)	-
Total distributions	(0.19)		(0.23)	(0.70)	(0.17)

Net asset value, end of period	$12.89		$11.74	$11.36	$11.57

Total return[2]	11.59%	[3]	5.43%	4.47%	(8.10)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,340		$12,013	$11,927	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%	[4]	2.09%	1.29%	1.16%	[4]
After fees waived and expenses absorbed	1.28%	[4]	1.28%	1.29%	1.16%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.54%	[4]	1.55%	2.11%	1.65%	[4,5]
After fees waived and expenses absorbed	1.81%	[4]	2.36%	2.11%	1.65%	[4]

Portfolio turnover rate	50%	[3]	94%	130%	101%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.

[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012
Net asset value, beginning of period	$11.76		$11.36	$11.57	$11.77		$8.88		$8.32
Income from Investment Operations:
Net investment income[1]	0.12		0.29	0.27	0.30		0.26		0.27
Net realized and unrealized gain on investments	1.23		0.34	0.23	0.16	[2]	2.85		0.47
Total from investment operations	1.35		0.63	0.50	0.46		3.11		0.74

Less Distributions:
From net investment income	(0.21)		(0.17)	(0.23)	(0.33)		(0.25)		(0.21)
From net realized gain	-		(0.06)	(0.48)	(0.33)		-		-
Total distributions	(0.21)		(0.23)	(0.71)	(0.66)		(0.25)		(0.21)

Purchase Premium	-		-	-	-		0.03		0.03

Redemption fee proceeds[1]	-	[3]	-	-	-	[3]	-	[3]	-

Net asset value, end of period	$12.90		$11.76	$11.36	$11.57		$11.77		$8.88

Total return[4]	11.74%	[5]	5.66%	4.61%	3.96%		35.97%		9.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$221,902		$71,853	$35,367	$45,074		$22,049		$6,800

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%	[6]	1.84%	1.06%	0.97%		1.35%		2.75%
After fees waived and expenses absorbed	1.03%	[6]	1.03%	1.06%	0.97%		1.10%		1.10%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.79%	[6]	1.80%	2.34%	2.44%	[7]	2.30%	[7]	1.56%	[7]
After fees waived and expenses absorbed	2.06%	[6]	2.61%	2.34%	2.44%		2.55%		3.21%

Portfolio turnover rate	50%	[5]	94%	130%	101%		103%		85%

[1]	Based on average shares outstanding for the period.
[2]
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

[3]	Amount represents less than $0.01 per share.
[4]
Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[5]	Not annualized.
[6]	Annualized.
[7]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. . As of and during the open tax years ended October 31, 2014 – 2016 and as of and during the six months ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

(e) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Reorganization Information
On June 30, 2015, Philadelphia International Advisors LP (“Philadelphia International”), the investment adviser to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”), sold certain of its assets (the “Transaction”), including those assets relating to the management of the Portfolios to Segall Bryant & Hamill, LLC (“Segall”), the portfolio management team that has managed the Portfolios joined Segall and continued to manage the Portfolios in the same capacity at Segall. On May 18, 2015, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. approved an Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with Philadelphia International.

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders.

This tax-free reorganization was accomplished on October 29, 2015 (the “Closing Date”), by exchanging the assets and liabilities of the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund for shares of the Emerging Markets Fund and International Small Cap Value Fund, respectively. Class I and Class IV shares of the Philadelphia International Emerging Markets Fund were exchanged for 1,154 shares of Class A of the Emerging Markets Fund (valued at $7,950) and 141,832 shares of Class I of the Emerging Markets Fund (valued at $978,111), respectively. Class I and Class IV shares of the Philadelphia International Small Cap Fund were exchanged for 1,049,760 shares of Class A of the International Small Cap Fund (valued at $11,853,058) and 3,113,307 shares of Class I of the International Small Cap Fund (valued at $35,143,444), respectively.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Note 4 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of each Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Emerging Markets Fund’s Class A shares and Class I shares, respectively. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the International Small Cap Fund’s Class A shares and Class I shares, respectively.   These agreements are in effect until February 28, 2018, and they may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended April 30, 2017, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Emerging Markets Fund	$94,915	$100,532	$195,447
International Small Cap Fund	183,378	-	183,378
	$278,293	$100,532	$378,825

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Emerging Markets Fund	International Small Cap Fund
2018	$1,387	$1,564
2019	490,840	446,934
2020	195,447	183,378
Total	$687,674	$631,876

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

From November 1, 2014 to the close of business on October 29, 2015, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Predecessor Funds’ operating expenses to an annual rate (as a percentage of the average daily net assets) as follows:

	Predecessor Fund (Philadelphia International Emerging Markets Fund )	Predecessor Fund (Philadelphia International Small Cap Fund )
Class I	1.48%	1.33%
Class IV	1.25%	1.10%

For the period November 1, 2014 through October 29, 2015, the Previous Advisor waived it advisory fees and absorbed other expenses totaling $190,845 and $0 for the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, respectively.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2017, are reported on the Statement of Operations.

The advisor reimbursed the Emerging Markets Fund $1,684 for expenses related to the Plan of Reorganization. This amount is reported on the Fund’s Statement of Operations under the caption, “Net increase from payment by affiliates.”

Note 5 – Federal Income Taxes
At April 30, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$22,009,220	$218,359,869

Gross unrealized appreciation	$3,999,561	$23,125,866
Gross unrealized depreciation	(386,100)	(4,488,389)
Net unrealized appreciation on investments	$3,613,461	$18,637,477

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

As of October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Small Cap Fund
Undistributed ordinary income	$345,613	$1,535,596
Undistributed long-term capital gains	-	-
Accumulated earnings	345,613	1,535,596

Accumulated capital losses	(599,422)	(313,317)
Other losses	(74,036)	(11,050)
Unrealized appreciation on investments	1,679,245	3,496,253
Unrealized depreciation on foreign currency translations	(6,996)	(14,427)
Total accumulated earnings	$1,344,404	$4,693,055

As of October 31, 2016, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Emerging Markets Fund	$428,486	$170,936	$599,422
International Small Cap Fund	313,317	-	313,317

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended October 31, 2016, and October 31, 2015 were as follows:

	Emerging Markets Fund		International Small Cap Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$42,778	$38,489	$816,814	$1,258,281
Net long-term capital gains	-	-	88,025	1,438,321
Return of capital	-	-	-	-
Total distributions paid	$42,778	$38,489	$904,839	$2,696,602

Note 6 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2017 and for the year ended October 31, 2016, redemption fees were as follows:

	April 30, 2017	October 31, 2016
Emerging Markets Fund	$-	$312
International Small Cap Fund	4,427	-

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Note 7 – Investment Transactions
For the six months ended April 30, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$14,171,794	$10,166,539
International Small Cap Fund	203,311,910	69,304,841

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares do not pay any distribution fees.

For the six months ended April 30, 2017, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2017, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$1,232,425	$—	$—	$1,232,425
Chile	370,623	—	—	370,623
China	6,779,428	38,046	—	6,817,474
Colombia	107,700	—	—	107,700
Czech Republic	37,732	—	—	37,732
Egypt	—	69,723	—	69,723
Greece	108,392	—	—	108,392
Hungary	34,488	—	—	34,488
India	129,200	2,212,737	—	2,341,937
Indonesia	667,943	—	—	667,943
Malaysia	702,661	—	—	702,661
Mexico	886,665	—	—	886,665
Peru	35,698	—	—	35,698
Philippines	24,857	229,208	—	254,065
Poland	313,133	—	—	313,133
Qatar	—	222,570	—	222,570
Russia	965,153	—	—	965,153
South Africa	1,664,030	—	—	1,664,030
South Korea	3,651,211	—	—	3,651,211
Taiwan	3,092,955	—	—	3,092,955
Thailand	—	605,082	—	605,082
Turkey	384,396	—	—	384,396
United Arab Emirates	—	153,304	—	153,304
Preferred Stocks
Brazil	696,886	—	—	696,886
South Korea	206,435	—	—	206,435
Rights
China	—	—	—	—
Total Investments	$22,092,011	$3,530,670	$—	$25,622,681

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

International Small Cap Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Australia	$15,612,433	$—	$—	$15,612,433
Austria	2,087,612	—	—	2,087,612
Belgium	3,577,298	—	—	3,577,298
Denmark	2,846,895	—	—	2,846,895
Finland	4,720,357	—	—	4,720,357
France	9,408,914	—	—	9,408,914
Germany	12,060,421	—	—	12,060,421
Hong Kong	5,544,119	—	—	5,544,119
Ireland	1,886,449	—	—	1,886,449
Israel	724,164	3,263,600	—	3,987,764
Italy	10,402,542	—	—	10,402,542
Japan	71,054,562	—	—	71,054,562
Netherlands	5,933,149	—	—	5,933,149
New Zealand	1,898,915	—	—	1,898,915
Norway	4,890,754	—	—	4,890,754
Portugal	786,506	—	—	786,506
Singapore	4,430,741	—	—	4,430,741
Spain	5,573,877	—	—	5,573,877
Sweden	12,360,334	—	—	12,360,334
Switzerland	10,398,963	—	—	10,398,963
United Kingdom	42,700,844	—	—	42,700,844
Preferred Stocks
Germany	1,959,275	—	—	1,959,275
Short-Term Investments	2,874,622	—	—	2,874,622
Total Investments	$233,733,746	$3,263,600	$—	$236,997,346

*	The Fund held level 3 securities valued at zero at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2016 to April 30, 2017, represented by recognizing the April 30, 2017 market value of securities:

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$138,813	$-
Transfers out of Level 1	(408,256)	(1,433,595)
Net transfers in (out) of Level 1	$(269,443)	$(1,433,595)

Transfers into Level 2	$408,256	$1,433,595
Transfers out of Level 2	(138,813)	-
Net transfers in (out) of Level 2	$269,443	$1,433,595

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/16	4/30/17	11/1/16 – 4/30/17
Class A	Actual Performance	$1,000.00	$1,118.50	$7.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.45	7.40
Class I	Actual Performance	1,000.00	1,120.20	6.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.16

*
Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2017 (Unaudited)

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/16	4/30/17	11/1/16 – 4/30/17
Class A	Actual Performance	$1,000.00	$1,115.90	$6.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.40
Class I	Actual Performance	1,000.00	1,117.40	5.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.62	5.16

*
Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill
540 West Madison Street, Suite 1900
Chicago, Illinois 60661

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill Emerging Markets Fund - Class A	SBHEX	46141Q 675
Segall Bryant & Hamill Emerging Markets Fund - Class I	SBEMX	46141Q 667
Segall Bryant & Hamill International Small Cap Fund - Class A	SBHSX	46141Q 659
Segall Bryant & Hamill International Small Cap Fund - Class I	SBSIX	46141Q 642

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 490-4999 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 490-4999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/07/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/07/2017